Organization and description of business (Disposal of Honesty Group Holdings Limited) (Details) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 15, 2011 Honesty Group [Member]	Nov. 30, 2011 Honesty Group [Member]	Dec. 31, 2012 Honesty Group [Member]	Dec. 31, 2011 Honesty Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of subsidiary				$ 76,000,000
Remaining obligations assumed by purchasers of subsidiary				8,750,000
Remaining Commitments Assumed By Purchaser Of Subsidiary				14,000,000
Repayment of registration capital by purchaser of subisidiary				8,800,000
Cash consideration received from sale of Honesty Group						18,734,000	1,213,000
Value of purchase deposits offset against total consideration received from sale of Honesty Group				1,772,000
Value of payables offset against total consideration received from disposal of subsidiary				10,156,000
Value of goods received offset against total consideration received from disposal of subsidiary						38,397,000	8,925,000
Gain from disposal of Honesty Group			$ 127,000		$ 127,000